Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Issued capital	Treasury shares	Capital reserve	Retained earnings	Total	Non- controlling interests	Total
Balance at Dec. 31, 2021	¥ 194	¥ (1,274)	¥ 896,604	¥ 41,114	¥ 936,638	¥ 5,021	¥ 941,659
Loss and total comprehensive loss for the year				(894,214)	(894,214)	(2,693)	(896,907)
Issuance of ordinary shares	4		824		828		828
Equity-settled share-based payments			15,208		15,208		15,208
Balance at Dec. 31, 2022	198	(1,274)	912,636	(853,100)	58,460	2,328	60,788
Loss and total comprehensive loss for the year				(65,291)	(65,291)	(515)	(65,806)
Issuance of ordinary shares	23		22,872		22,895		22,895
Equity-settled share-based payments			5,680		5,680		5,680
Balance at Dec. 31, 2023	221	(1,274)	941,188	(918,391)	21,744	1,813	23,557
Loss and total comprehensive loss for the year				(64,943)	(64,943)	(2,142)	(67,085)
Capital injection from non-controlling shareholder						25	25
Issuance of ordinary shares	134		79,642		79,776		79,776
Equity-settled share-based payments			1,528		1,528		1,528
Balance at Dec. 31, 2024	¥ 335	¥ (1,274)	¥ 1,022,358	¥ (983,334)	¥ 38,105	¥ (304)	¥ 37,801